Note 6 - Capital Stock (Details) (USD $)	3 Months Ended	83 Months Ended	86 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Details
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0	0
Preferred Stock, Shares Outstanding	0	0	0	0
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital contribution	$ 6,041	$ 101	$ 6,142
Common Stock, Shares Issued	50,769,231	44,169,231	50,769,231	44,169,231
Common Stock, Shares Outstanding	50,769,231	44,169,231	50,769,231	44,169,231